Events After the Reporting Period - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Sep. 30, 2019 AUD ($) shares	Sep. 30, 2019 USD ($) shares $ / shares	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from issue of shares | $			$ 8,820,000	$ 8,072,000
American depositary shares [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued | shares	2,800,000	2,800,000
Fully paid Ordinary shares representing each ADS | $		20
Purchase Price		$ 0.70
Pre-funded warrants [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of Warrants issued | shares	412,863	412,863
Price per warrant		$ 0.6999
Warrants exercise price		$ 0.0001
Pre-funded warrants [member] | Top Of Range [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Investor's beneficial ownership percentage	9.99%	9.99%
American deposit shares and pre-funded warrants [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from issue of shares	$ 3,330	$ 2,250
Purchase warrants [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of Warrants issued | shares	3,212,864	3,212,864
Warrants exercise price		$ 0.70
Warrants Expiration period	5 years	5 years